Consolidated Statement of Cash Flow (Unaudited) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income/(loss)	$ (15,933,000)	$ (431,000)		$ (26,112,000)	$ (4,473,000)
Depreciation, amortization and accretion				5,586,000	6,723,000
Non-cash right of use asset amortization				309,000	251,000
Amortization of debt discount				3,409,000	3,188,000
(Gain)/Loss on Disposal of assets		(107,000)			(28,000)
Fixed asset impairment loss					(28,000)	$ 79,000
Impairment of assets					(28,000)	79,000
Solis bond waiver fee				11,113,000
Changes in operating assets and liabilities:
Accounts receivable and other short-term receivables				(355,000)	(861,000)
Prepaid expenses and other assets				(462,000)	(2,859,000)
Accounts payable and accrued liabilities				8,459,000	5,206,000
Operating lease liabilities				(594,000)	(936,000)
Net Cash provided by Operating Activities				693,000	5,881,000
Cash Flows from Investing Activities:
Capital expenditures				(5,196,000)	(2,632,000)
Payments to acquire renewable energy facilities from third parties, net of cash acquired				(2,524,000)	(17,356,000)
Cash paid for development of assets				(1,688,000)	(16,085,000)
Net cash used in investing activities				(9,408,000)	(36,073,000)
Cash Flows from Financing Activities:
Payments of debt principal, senior debt				(1,792,000)	(2,586,000)
Proceeds from debt, senior debt				9,863,000	26,516,000
Net cash provided by financing activities				8,071,000	23,930,000
Effect of exchange rate on cash				(28,000)	(2,187,000)
Net decrease in cash, cash equivalents and restricted cash				(672,000)	(8,449,000)
Cash Reconciliation
Cash and cash equivalents	3,886,000	12,381,000	$ 18,027,000	3,886,000	12,381,000	2,987,000	$ 18,027,000
Restricted cash	5,027,000	5,750,000	8,554,000	5,027,000	5,750,000	6,598,000	8,554,000
Cash paid during the period for:
Interest				10,537,000	6,757,000
Taxes
Non-cash investing and financing transaction
Cash, cash equivalents, and restricted cash beginning of the year				9,585,000	26,580,000	26,580,000
Cash, cash equivalents, and restricted cash end of the year	8,913,000	18,131,000	26,580,000	8,913,000	18,131,000	9,585,000	26,580,000
Non-Cash Investing and Financing Activities:
Net income/(loss)	(16,348,000)	(466,000)		(26,772,000)	(4,803,000)	(36,284,000)	(18,933,000)
Clean Earth Acquisitions Corp
Cash Flows from Operating Activities:
Net income/(loss)	7,216	(146,096)	(2,546)	3,239,010	(858,816)	59,955
Dividend income					(596,440)
Realized gains on marketable securities held in Trust Account		(877,634)		(1,663,187)	(877,634)	(2,228,053)
Gain on extinguishment of liabilities					(4,000)	(4,000)
Payment of related party costs			(189)
Formation costs			877
Changes in operating assets and liabilities:
Prepaid expenses				39,138	(393,588)	(298,172)
Accounts payable				123,348	17,171	47,919
Accrued expenses			1,600	75,286	504,108	2,033,691
Income and franchise taxes payable				(818,116)	428,308
Accrued legal expenses				419,738	515,356
Other receivables				7,462	(19,189)	(7,462)
Net Cash provided by Operating Activities			(258)	1,422,679	(1,284,724)	(396,122)
Cash Flows from Investing Activities:
Proceeds from marketable securities held in Trust Account				629,455,679	233,355,939
Purchase of marketable securities held in Trust Account				(474,775,971)	(233,355,939)
Dividends reinvested in marketable securities held in Trust Account				(3,629,603)
Investment of cash in Trust Account					(232,300,000)	(232,300,000)
Contributions to Trust Account				161,019
Initial investment of money market funds in Trust Account					(232,300,000)	(232,300,000)
Redemption of money market funds						232,896,440
Purchases of treasury securities						(466,121,947)
Redemptions of treasury securities						468,350,000
Purchases of money market funds						(236,182,468)
Net cash used in investing activities				151,211,124	(232,300,000)	(233,357,975)
Cash Flows from Financing Activities:
Payment of Class A common stock redemptions				(154,152,327)
Proceeds from promissory note – related party			125,000	897,330	450,000	906,170
Proceeds from issuance of Class B common stock to Sponsor			25,000
Proceeds from issuance of units					230,000,000	230,000,000
Proceeds from sale of private placement units					8,900,000	8,900,000
Payment of underwriting fee						(4,600,000)
Payment of underwriting discount					(4,600,000)
Payment of promissory note – related party					(225,000)	(225,000)
Proceeds from related party receivable					189	189
Payment of deferred offering costs			(115,830)		(628,714)	(630,714)
Proceeds from issuance of Class A common stock			(25,000)
Net cash provided by financing activities			34,170	(153,254,997)	233,896,475	234,350,645
Cash Reconciliation
Cash and cash equivalents	9,266		33,912	9,266		630,460	33,912
Non-cash investing and financing transaction
Net Change in Cash			33,912	(621,194)	311,751	596,548
Cash, cash equivalents, and restricted cash beginning of the year				630,460	33,912	33,912
Cash, cash equivalents, and restricted cash end of the year	9,266	345,663	33,912	9,266	345,663	630,460	33,912
Non-Cash Investing and Financing Activities:
Remeasurement of Class A common stock subject to possible redemption				4,604,390	41,007,220	42,756,441
Deferred underwriter fee payable		$ 8,050,000			8,050,000	8,050,000
Waiver of deferred underwriter fee payable				3,622,500
Deferred offering costs included in accrued offering costs			588,126		23,588	21,588
Forfeiture of deferred underwriter fee payable						3,622,500
Cash paid for taxes				1,855,000		1,252
Previously Reported
Cash Flows from Operating Activities:
Net income/(loss)						(35,800,000)	(18,755,000)
Depreciation, amortization and accretion						7,157,000	5,382,000
Non-cash right of use asset amortization						876,000
Amortization of debt discount						4,394,000	4,241,000
(Gain)/Loss on Disposal of assets						139,000	(862,000)
Intercompany write offs							(53,000)
Stock compensation costs, directors and officers						63,000	419,000
Fixed asset impairment loss							4,171,000
Impairment of assets							4,171,000
Changes in operating assets and liabilities:
Accounts receivable and other short-term receivables						531,000	(11,656,000)
Prepaid expenses and other assets						(1,597,000)	1,856,000
Accounts payable and accrued liabilities						7,805,000	7,111,000
Operating lease liabilities						(932,000)
Net Cash provided by Operating Activities						(17,848,000)	(8,324,000)
Cash Flows from Investing Activities:
Capital expenditures						(7,448,000)	(10,754,000)
Payments to acquire renewable energy facilities from third parties, net of cash acquired						(12,204,000)	(116,333,000)
Cash paid for development of assets						(3,979,000)
Acquisition of subsidiary							(396,000)
Net cash used in investing activities						(23,631,000)	(127,483,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor							(35,312,000)
Proceeds from issuance of Class A common stock							35,312,000
Payments of debt principal, senior debt						(4,123,000)	(41,827,000)
Proceeds from debt, senior debt						31,107,000	168,757,000
Payments on capital leases – principal							(1,010,000)
Net cash provided by financing activities						26,984,000	161,232,000
Effect of exchange rate on cash						(2,501,000)	(592,000)
Net decrease in cash, cash equivalents and restricted cash						(16,996,000)	24,833,000
Cash Reconciliation
Cash and cash equivalents			18,027,000			2,987,000	18,027,000
Restricted cash			8,554,000			6,598,000	8,554,000
Cash paid during the period for:
Interest						6,265,000	11,147,000
Taxes						817,000
Non-cash investing and financing transaction
Conversion of debt to equity							1,133,000
Cash, cash equivalents, and restricted cash beginning of the year				$ 9,585,000	$ 26,581,000	26,581,000	1,748,000
Cash, cash equivalents, and restricted cash end of the year			$ 26,581,000			9,585,000	26,581,000
Non-Cash Investing and Financing Activities:
Net income/(loss)						$ (36,284,000)	$ (18,933,000)